Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax expense (benefit) at statutory rate	$ (6,754,000)	$ (11,655,000)	$ (1,183,000)
Effect of different tax rates in different jurisdictions	(3,879,000)	2,329,000	(62,000)
Permanent items	127,000	66,000	(1,024,000)
Effect of research and development credits	(1,000,000)	(900,000)	(1,831,000)
Change in valuation allowances	79,035,000	150,000	(21,928,000)
Other	1,203,000	352,000	46,000
Total provision for income taxes	$ 68,732,000	$ (9,658,000)	$ (25,982,000)
Effective Income Tax Rate Reconciliation, Percent	25.00%	23.50%	19.00%